Tax payable (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Tax Payable

The following is a summary of tax payable as of as of December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	RMB	RMB
VAT payables	43	98
Individual income tax payables	770	703
Construction tax payables	52	37
Educational development payables	37	27
Others	48	10
Total	950	875